Income Taxes (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry forwards	$ 1,450,575	$ 932,050	$ 675,610
Net deferred tax assets before valuation allowance	1,450,575	932,050	675,610
Less: Valuation allowance	(1,450,575)	(932,050)	(675,610)
Net deferred tax assets